Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Increase of 100 bps [Member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 158
Increase of 100 bps [Member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	287
Reduction In Foreign Exchange Rate [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 99
Platform [Member]
Statement [Line Items]
Description of useful life, property, plant and equipment	Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share
Platform [Member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 175
Platform [Member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 287